Document And Entity Information	Aug. 29, 2025
Document Information [Line Items]
Entity, Registrant Name	GEOSPACE TECHNOLOGIES CORPORATION
Document, Type	8-K
Document, Period End Date	Aug. 29, 2025
Entity, Incorporation, State or Country Code	TX
Entity, File Number	001-13601
Entity, Tax Identification Number	76-0447780
Entity, Address, Address Line One	7007 Pinemont
Entity, Address, City or Town	Houston
Entity, Address, State or Province	TX
Entity, Address, Postal Zip Code	77040
City Area Code	713
Local Phone Number	986-4444
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	GEOS
Security Exchange Name	NASDAQ
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001001115